CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Income tax expense, equity investments		$ 0.3
Income tax expense (recovery), cash flow hedges - effective portion	$ (12.5)	4.5
Income tax expense, cash flow hedges - reclassified out of accumulated other comprehensive income	$ 10.4	$ 3.2